February 5, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director
Maryse Mills-Apenteng, Special Counsel
Allicia Lam, Staff Attorney
Patrick Gilmore, Accounting Branch Chief
Jennifer Fugario, Staff Accountant

Re:	Model N, Inc.
Amendment No. 1 to
Confidential Draft Registration Statement on Form S-1
Submitted January 15, 2013
CIK No. 0001118417

Ladies and Gentlemen:

We are submitting this letter on behalf of Model N, Inc. (the “Company” or “Model N”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated February 1, 2013 relating to Amendment No. 1 to the Company’s draft Registration Statement on Form S-1 (CIK No. 0001118417) confidentially submitted to the Commission on January 15, 2013 (“Amendment No. 1”). Amendment No. 2 to the Company’s confidential draft Registration Statement (“Amendment No. 2”) is being submitted concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight delivery five copies of Amendment No. 2 in paper format, which have been marked to show changes from Amendment No. 1. In addition to addressing the comments raised by the Staff in its letter, the Company has revised Amendment No. 1 to update other disclosures, including adding interim consolidated financial statements for the quarters ended December 31, 2011 and 2012.

Prospectus Summary, page 1

1.	We note your response to prior comment 5. The supporting documentation you have provided for your statement on page 1 and elsewhere that you are a leading provider of revenue management solutions is dated from the years 2009 and 2011. This does not address your status among your competitors as of a recent date. Please provide such support or revise your disclosure to remove such statements from your prospectus.

U.S. Securities and Exchange Commission

February 5, 2013

In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 48 and 78 in Amendment No. 2.

2.	We note your response to prior comment 5 and the support you have provided for your statement on page 1 that you are a pioneer. Given your statement that you were unable to locate any reports that discussed the revenue management industry specifically during the initial years that the company began developing and marketing its solutions, please recast this statement as a statement of management’s beliefs.

In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 48 and 78 in Amendment No. 2.

3.	We note your response to prior comment 5. It remains unclear, however, what you mean by your statement that your “application suites often become mission critical” for your customers. Please explain to us and include clarifying disclosure regarding how your application suites “become mission critical” to your customers.

In response to the Staff’s comment, the Company has revised its disclosure on pages 1 and 78 in Amendment No. 2.

4.	We note your response to prior comment 6. However, please describe in greater detail the following both here and under “Business” on page 73:

•	The differences between your on-premise and cloud-based solutions, including any differences in how revenues are received;

•	The types of applications that can be purchased individually and how they differ from applications that are purchased as part of a suite;

•	Whether customers can purchase a standard service or whether your solutions are customized for each customer;

•	What you mean by “license and implementation” and “SaaS and maintenance” on page 8 and how these terms relate to the product suites described in your prospectus summary; and

•	A description of your relationship with your system integrators and consultants referenced on page 1 and how you work with these entities to promote the sale and implementation of your solutions.

In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 8, 9, 78, 79 and 87 in Amendment No. 2.

U.S. Securities and Exchange Commission

February 5, 2013

Company Overview, page 1

5.	We note your response to prior comment 7. However, it is unclear that each customer listed who is within the top twenty of any of the categories identified is a significant or representative customer. Please provide us with more detail regarding the percentage of revenues the named customers provided. In addition, disclose in your prospectus the basis for selecting the customers identified by name.

The Company selected the customers identified on page 1 of Amendment No. 2 by identifying the Company’s top twenty customers in each of the life science and technology categories based on revenue for fiscal year 2012 and asking a representative group of the top twenty customers for permission to use their names in the Company’s Registration Statement. The Company listed those customers from which it received permission. In the life science category, these customers represented the first, second, third, fourth, sixth and fourteenth highest revenues in that category for the fiscal year 2012. In the technology category, these customers represented the first, third, fourth and seventh highest revenues in that category for fiscal year 2012. In addition, the Company advises the Staff that the listed customers in the life science industry accounted for approximately 47% of the Company’s total revenues in 2012 and the listed customers in the technology industry accounted for approximately 5% of the Company’s total revenues for 2012.

The Company has also revised its disclosure on pages 1, 49 and 78 in Amendment No. 2 to disclose the basis for selecting the customers identified by name.

Risk Factors

Risks Related to Our Business and Industry

Our organization continues to grow and experience rapid changes..., page 19

6.	We note your disclosure in the fourth paragraph of this risk factor regarding your new enterprise resource planning system. Please clarify how the implementation of the new system poses a risk to your disclosure controls, internal control over financial reporting and business operations prior to completion. Please also provide disclosure in the “Business” section regarding this new enterprise resource planning system. Additionally, given your statement that this system “may result in substantial costs,” please include disclosure regarding these costs in your management’s discussion and analysis of financial condition and results of operations as a known trend or uncertainty.

In response to the Staff’s comment, the Company has revised its disclosure on pages 20, 53 and 87 in Amendment No. 2.

U.S. Securities and Exchange Commission

February 5, 2013

Management’s Discussion and Analysis of Financial Condition and Results of Operation

Critical Accounting Policies and Estimates

Common Stock Valuations, page 69

7.	We note your response to prior comment 17. Please revise your disclosures to clarify that the common stock valuations on September 30, 2011, December 31, 2011 and March 31, 2012 were contemporaneous valuations. Please also revise your disclosures related to these valuations to clarify the fair value of your common stock as determined by the board of directors on the respective grant dates considering you currently disclose only what the board of directors determined the exercise price to be.

In response to the Staff’s comment, the Company has revised its disclosure on pages 74, 75, 76 and 77 in Amendment No. 2.

8.	As it relates to the stock options granted on September 28, 2012, please clarify how you determined that the common stock valuation was contemporaneous considering the length of time between the valuation date on June 30, 2012 and the stock option grant date.

The Company respectfully advises the Staff that it believes that the June 30, 2012 common stock valuation was contemporaneous with the September 28, 2012 grant date of the Company’s stock options. The Company’s practice is to engage a third-party to perform common stock valuations as of the last day of the fiscal quarter and, provided no material events have occurred in the subsequent fiscal quarter, the Company’s board of directors bases its determination of the fair value of the Company’s common stock in the subsequent fiscal quarter on such report. Consistent with its historical practice, the Company engaged a third-party to perform a common stock valuation as of June 30, 2012. The Company received the final valuation report from the third-party on September 20, 2012. No material events had occurred since June 30, 2012 that would have materially changed the valuation, as the Company was operating according to the plan, had no conversations with the underwriters regarding valuation and did not notice any significant changes in the stock market. Therefore, the Company’s board of directors based its determination of the fair value of the Company’s common stock as of September 28, 2012 on the third-party valuation report as of June 30, 2012, the last day of the previous fiscal quarter.

9.	We note your response to prior comment 18. Please revise your disclosures to clarify that the same group of peer companies was used for purposes of applying the market approach in the common stock valuations and in estimating expected volatility for share-based payment awards for fiscal 2012 and please also revise your disclosures to discuss any limitations or uncertainties regarding comparability within this peer group.

In response to the Staff’s comment, the Company has revised its disclosure on pages 73, 74 and 75 in Amendment No. 2.

U.S. Securities and Exchange Commission

February 5, 2013

Business, page 73

10.	Please describe here, in material detail, the product still awaiting final testing described in response to prior comment 13.

In response to the Staff’s comment, the Company has revised its disclosure on page 83 in Amendment No. 2.

Customers, page 82

11.	We note your response to prior comment 26. However, we also note your risk factor on page 12 indicating that the “loss of any of [y]our significant customers or groups of customers for any reason, or a change of relationship with any of [y]our key customers may cause a significant decrease in [y]our total revenues.” It appears therefore that the loss of your largest customers would likely have a material adverse effect on your business. For this reason, it appears that you should disclose, at a minimum, the names of your two largest customers who together generated 24% of your revenues in fiscal year 2012. Please refer to Item 101(c)(1)(vii) of Regulation S-K.

The Company respectfully advises the Staff that it does not believe that the identities of the customers described on page 88 of Amendment No. 2 is a required or necessary disclosure pursuant to Item 101 of Regulation S-K. While the unexpected loss of one of the Company’s significant customers or an unexpected change in the Company’s relationship with one of its key customers for a particular period may cause a decrease in its anticipated revenues for a particular period, the identities of the Company’s significant customers as measured as a percentage of revenues can and does vary from period to period as various ongoing implementation projects are completed and new projects are initiated. For example, a customer that provided 10% of the Company’s total revenues for the year ended September 30, 2012 provided less than 10% of the Company’s total revenues for the three months ended December 31, 2012. Additionally, a different customer that provided less than 10% of the Company’s total revenues for the year ended September 30, 2012, provided more than 10% of the Company’s total revenues for the three months ended December 31, 2012.

The Company submits, therefore, that a decrease in revenues in future periods from a particular customer that provided more than 10% of the Company’s total revenues in any particular historical period would not necessarily have a material adverse effect on the Company’s business, as such vacillations are expected given the nature of the Company’s business. The Company believes that identifying such customers by name could potentially suggest an ongoing dependency that is not accurate.

U.S. Securities and Exchange Commission

February 5, 2013

Index to Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies and Estimates

Revenue Recognition

SaaS and Maintenance, page F-9

12.	We note your responses to prior comments 30 and 31 and revised disclosures in this section which indicate that implementation services generally do not have stand-alone value. As a result, you consider SaaS arrangements that include subscription fees and related implementation services a single unit of accounting and revenues from the entire arrangement are recognized ratably beginning the day the customer is provided access to the subscription service through the end of the contract term. Please tell us what consideration was given to SAB Topic 13.A.3.f with respect to the implementation services. In this regard, as noted in footnote 39 of this guidance, the revenue recognition period for up-front fees should extend beyond the initial contractual period if the relationship with the customer is expected to extend beyond the initial contract term and the customer continues to benefit from payment of the up-front fee. Please advise and revise your disclosures as necessary.

The Company respectfully advises the Staff that it does not believe that SAB Topic 13.A.3.f is applicable to the Company. Footnote 39 of SAB Topic 13.A.3.f refers to upfront fees. The implementation services included in the Company’s SaaS arrangements are not upfront fees. The fees for implementation services are not payable if the services are not performed and are not earmarked for “past services,” for “access” to an intangible right or for some general “rights.” In addition, the Company does not require the customer to pay for the implementation services upfront. The customers can choose to pay for these services after work is performed. The implementation services are unique to the customer and the customers have full control on the scope of such implementations. The customers can increase or decrease the scope of such implementation services and are only required to pay for services that are performed.

The implementation services fees are paid by the customer for professional services work performed by us and the services represent a separate earnings process. The Company considers the subscription fees and related implementation services as a single unit of accounting since the Company cannot account for these services separately under the multiple deliverable guidance. The implementation services would have been a separate unit of accounting if not for the requirement that the implementation services have stand-alone value. As such, the Company continues to believe that recognition of the implementation services over the initial contractual period is appropriate.

Exhibits

13.

We note your statement in response to prior comment 34 that you do not consider the company to be substantially dependent upon any one customer agreement because the identities of your most significant customers vary from period to period. Please tell us whether you have customer contracts with Company A or Company B, identified on page F-11 of your financial statements and which generated 10% and 14%, respectively, of your revenues for fiscal year 2012. If so, for each agreement, please

U.S. Securities and Exchange Commission

February 5, 2013

provide us an analysis of the material contract terms, including but not limited to such terms as the contract period, the rights and obligations of the parties, whether the contract contains minimum purchase commitments or any other requirement.

The Company advises the Staff that is has entered into agreements with Company A and Company B. Each of the agreements provide that the Company will grant a non-exclusive license to the customers to use certain of the Company’s software applications and that the Company will provide implementation services and maintenance and support to Company A and Company B. Some of the fees for license and implementation services are negotiated at the time of the initial agreement, while others are negotiated on a project by project basis with a separate purchase order or statement of work, but the underlying relationship is governed by the initial master agreement. The maintenance and support is renewed annually and is optional at the discretion of Company A and Company B. The agreement with Company A terminates pursuant to its terms on December 31, 2013. The term of the agreement with Company B will continue until breach of the agreement but varies with respect to certain services as contemplated in the applicable statement of work, and Company B is under no obligation to make any additional purchase of the Company’s software or implementation services.

However, the Company respectfully advises the Staff that, for the reasons described in the Company’s response to comment 11 and due to the fact that there is no ongoing purchase commitment under these agreements, the Company does not believe that these agreements are required to be filed pursuant to Rule 601(b)(10)(ii) of Regulation S-K because the Company is not substantially dependent on either of these agreements and these agreements are contracts that ordinarily accompany the kind of business conducted by the Company.

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U.S. Securities and Exchange Commission

February 5, 2013

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7631.

Sincerely,

FENWICK & WEST LLP

/s/ Jeffrey R. Vetter
Jeffrey R. Vetter

cc:

Sujan Jain, Chief Financial Officer
Errol H. Hunter, Esq., Associate General Counsel
Model N, Inc.

Gordon K. Davidson, Esq.
Theodore G. Wang, Esq.
James D. Evans, Esq.
Fenwick & West LLP

Jeffrey D. Saper, Esq.
Rezwan D. Pavri, Esq.
Wilson Sonsini Goodrich & Rosati, P.C.